General and administrative expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses
Professional fees	$ 23,841	$ 31,080	$ 24,320
Bank charges	666	3,705	3,971
Listing and filing fees	25,183	15,549	16,041
Office and miscellaneous	22,572	23,861	24,028
Consulting	86,749	103,671	111,693
Foreign exchange	191	4,712	(892)
General and administration	$ 159,202	$ 182,578	$ 179,161